Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 330	$ (5)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	87	82
Deferred income taxes	(11)	(17)
(Income) loss from equity investments, net	(14)	12
Share-based compensation cost	400	653
Operating lease expense	18	17
Other non-cash operating activities, net	12	(3)
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	(225)	135
Contract assets, net (including contract assets from related parties)	(151)	(87)
Prepaid expenses and other assets	(56)	13
Accrued compensation and benefits	(193)	(442)
Contract liabilities (including contract liabilities from related parties)	7	(72)
Tax liabilities	(68)	(64)
Operating lease liabilities	(21)	(17)
Other liabilities (including payables to related parties)	(399)	(92)
Net cash provided by (used for) operating activities	(284)	113
Cash flows provided by (used for) investing activities
Purchases of short-term investments	(65)	(385)
Proceeds from maturity of short-term investments	205	246
Purchases of equity investments	(41)	(11)
Purchases of intangible assets	(16)	(13)
Purchases of property and equipment	(82)	(60)
Net cash provided by (used for) investing activities	1	(223)
Cash flows provided by (used for) financing activities
Payments of intangible asset obligations	(31)	(21)
Other financing activities, net	(21)	(6)
Payments of withholding tax on vested shares	(97)	(12)
Net cash provided by (used for) financing activities	(149)	(39)
Effect of foreign exchange rate changes on cash and cash equivalents	7	1
Net increase (decrease) in cash and cash equivalents	(425)	(148)
Cash and cash equivalents at the beginning of the period	1,923	1,554
Cash and cash equivalents at the end of the period	1,498	1,406
Non-cash investing and financing activities:
Non-cash additions in property and equipment	39	5
Non-cash additions in intangible assets	62	38
Non-cash additions in operating lease right-of-use assets	42	13
Non-cash additions of operating lease liabilities	43	13
Non-cash additions to equity investments from conversion of certain receivables	0	4
Non-cash distributions to shareholders	0	12
Non-cash withholding tax on vested shares	14	11
Non-cash reclassification of share-based compensation costs	$ 0	$ 343